DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Summary (Details)								6 Months Ended		11 Months Ended	12 Months Ended
	Aug. 12, 2024 USD ($)	Jul. 11, 2024 USD ($)	Apr. 13, 2024 USD ($)	Mar. 13, 2024 USD ($)	Feb. 13, 2024 USD ($)	Oct. 11, 2023 USD ($) extension $ / shares shares	Oct. 13, 2021 USD ($) extension $ / shares shares	Jun. 30, 2024 USD ($) Business $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) Business $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Oct. 24, 2023 $ / shares	Oct. 18, 2023 $ / shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares													$ 0.0001
Warrant modification and contribution from Innventure1 LLC												$ 108,000
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Subsidiary, Sale of Stock [Line Items]
Number of securities called by each Unit (in shares) | shares							1
Exercise price of warrant (in dollars per share) | $ / shares											$ 1.60	$ 0.06
Cash deposited in Trust Account								$ 900,001	$ 345,000		$ 1,140,000	$ 0
Deferred underwriting fee								$ 7,780,500			$ 7,780,500
Net tangible asset threshold for Business Combination						$ 5,000,001	$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent								15.00%			15.00%
Period of time for an extension to consummate business combination						1 month	1 month				1 month
Stock conversion basis of Class B to Class A Ordinary shares at time of initial Business Combination						1	1	1			1
Deferred credit percentage											50.00%
Deferred credits								$ 586,918			$ 400,000	$ 0
Cash deposited in Trust Account				$ 150,000	$ 150,000
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period								10 days			10 days
Percentage of Public Shares for a portion of funds held in Trust Account								100.00%			100.00%
Unit issuance price (in usd per share) | $ / shares											$ 10.00
Subsequent event | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Cash deposited in Trust Account	$ 150,000	$ 150,000	$ 150,000
Minimum | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Number of operating businesses included in Initial Business Combination | Business								1			1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination								80.00%			80.00%
Post-transaction ownership percentage of the target business											100.00%
Maximum | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Number of times to extend period to consummate Business Combination | extension						12	12
Amount to be deposited into Trust Account prior to deadline						$ 150,000	$ 150,000
Cash deposited in Trust Account per share (in dollars per share) | $ / shares						$ 0.03	$ 0.03
Interest from Trust Account that can be held to pay dissolution expenses								$ 100,000			$ 100,000
Unit issuance price (in usd per share) | $ / shares								$ 10.00			$ 10.00
Private Placement Warrants [Member] | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares								0.15			0.02
Class A Units | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Stock Redeemed or Called During Period, Shares | shares						13,661,579	13,661,579
Stock Redeemed or Called During Period, Value						$ 145,200,000	$ 145,200,000
Redemption price (in dollars per share) | $ / shares						$ 10.63	$ 10.63
Initial Public Offering [Member] | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Units issued (in shares) | shares							23,000,000
Number of securities called by each Unit (in shares) | shares							1
Share price (in dollars per share) | $ / shares							$ 10.00
Gross proceeds from initial public offering							$ 230,000,000					$ 230,000,000
Warrants issued (in shares) | shares								18,646,000			18,646,000
Deferred Offering Costs							13,157,186	$ 0	$ 0	$ 13,157,186	$ 0	$ 0
Underwriting fee							2,446,000			2,446,000
Deferred underwriting fee							9,780,500			9,780,500
Other offering costs							930,686			930,686
Warrant modification and contribution from Innventure1 LLC							$ 781,595			$ 781,595
Initial Public Offering [Member] | Warrants [Member] | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares							$ 11.50
Initial Public Offering [Member] | Class A Units | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Number of securities called by each Unit (in shares) | shares							1
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.0001
Number of shares issued upon exercise of warrant (in shares) | shares							1
Over-Allotment Option [Member] | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Units issued (in shares) | shares							3,000,000
Share price (in dollars per share) | $ / shares							$ 10.00
Private Placement [Member] | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Cash deposited in Trust Account							$ 232,300,000
Cash deposited in Trust Account per Unit (in dollars per share) | $ / shares							$ 10.10
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period							100.00%				100.00%
Private Placement [Member] | Private Placement Warrants [Member] | Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share) | $ / shares							$ 1.00
Warrants issued (in shares) | shares							7,146,000
Gross proceeds from private placement							$ 7,146,000